NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share attributable to Shareholders

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net loss	$(33,655)	$(20,679)	$(34,512)
Denominator:
Weighted-average ordinary shares outstanding used in computing net loss per share attributable to shareholders	15,495,298	15,477,374	15,391,244
Weighted average fully vested options and warrants for the Company’s Ordinary Shares at an exercise price of NIS 0.01 per share	2,551,444	1,546,023	1,573,483
Weighted average number of shares	18,046,742	17,023,397	16,964,727
Net loss per share attributable to shareholders, basic and diluted	$(1.86)	$(1.21)	$(2.03)